Related Party Information (Tables)	3 Months Ended
Mar. 31, 2018
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

These transactions with FCA are reflected in the Company’s condensed consolidated financial statements as follows:

	Three Months Ended March 31,
	2018	2017
	(in millions)
Net sales	$199	$172
Cost of goods sold	$136	$112
Selling, general and administrative expenses	$38	$35

	March 31, 2018	December 31, 2017
	(in millions)
Trade receivables	$5	$17
Trade payables	$109	$96

	Three Months Ended March 31,
	2018	2017
	(in millions)
Net sales	$319	$230
Cost of goods sold	$95	$86

	March 31, 2018	December 31, 2017
	(in millions)
Trade receivables	$184	$102
Trade payables	$108	$97